UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4%
Alabama - 2.7%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/32	6,140,000		7,148,004
Birmingham Water Works Board,
Water Revenue (Prerefunded)	5.00	1/1/21	1,395,000	[a]	1,503,517
Black Belt Energy Gas District,
Gas Prepay Revenue, 1 Month LIBOR +
.90%	2.18	12/1/23	4,000,000	[b]	4,000,000
Jefferson County,
Revenue, Refunding	5.00	9/15/32	2,000,000		2,301,680
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	14,000,000	[c]	12,252,100
					27,205,301
Arizona - .7%
Arizona Board of Regents,
Stimulus Plan for Economic and
Educational Development Revenue
(Arizona State University)	5.00	8/1/31	3,770,000		4,274,803
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/36	1,750,000	[d]	1,832,950
Phoenix Industrial Development
Authority,
Student Housing Revenue (Downtown
Phoenix Student Housing LLC-
University Project)	5.00	7/1/37	1,000,000		1,115,610
					7,223,363
California - 4.7%
Anaheim Housing and Public
Improvement Authority,
Revenue, Refunding (Electric Utility
Distribution System Improvement)	5.00	10/1/29	1,380,000		1,513,432
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,657,400
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		3,885,310
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,183,030
California,
GO (Various Purpose)	5.00	8/1/36	5,000,000		5,840,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
California - 4.7% (continued)
California Health Facilities Financing
Authority,
Revenue (Providence Saint Joseph
Health)	4.00	10/1/36	5,000,000		5,234,200
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/46	4,750,000		5,454,140
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/27	5,260,000		6,107,754
Glendale Community College District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[e]	1,426,961
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/27	3,875,000		4,491,745
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/30	1,000,000		1,115,820
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/25	1,000,000		1,114,850
Southern California Power Authority,
Revenue (Apex Power Project)	5.00	7/1/37	2,175,000		2,460,012
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/29	2,020,000		2,349,805
					46,835,309
Colorado - 3.5%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/43	15,000,000		16,473,300
Colorado Educational and Cultural
Facilities Authority,
Charter School Revenue (American
Academy Project) (Prerefunded)	8.00	12/1/18	1,000,000	[a]	1,050,800
Colorado Health Facilities Authority,
HR (Children's Hospital Colorado
Project)	5.00	12/1/41	1,500,000		1,675,620
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,200,000		1,219,248
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.00	7/1/38	2,900,000		3,076,929
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.00	2/1/41	5,000,000		5,227,400

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Colorado - 3.5% (continued)
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	3,000,000		3,216,150
Denver Convention Center Hotel
Authority,
Convention Center Hotel Senior
Revenue	5.00	12/1/31	1,500,000		1,705,350
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,070,400
					34,715,197
Connecticut - 2.0%
Connecticut,
GO	5.00	10/15/25	8,000,000		8,803,680
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	5,000,000		5,509,250
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/33	4,540,000		5,068,456
					19,381,386
District of Columbia - .6%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	10,900,000	[e]	1,793,377
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	4,000,000		4,257,080
					6,050,457
Florida - 7.1%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000		2,651,027
Central Expressway Authority,
Revenue, Refunding (Insured; Build
America Mutual Assurance Company)	5.00	7/1/42	1,000,000		1,149,270
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	15,500,000		18,050,990
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	3,535,000		3,836,111
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/28	1,250,000		1,426,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Florida - 7.1% (continued)
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/35	1,500,000		1,666,875
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/31	2,000,000		2,285,220
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue (Prerefunded)	6.25	10/1/19	3,260,000	[a]	3,448,102
Gainesville Utilities System,
Revenue	5.00	10/1/37	2,000,000		2,337,380
Hillsborough County Aviation Authority,
Customer Facility Charge Revenue
(Tampa International Airport)	5.00	10/1/44	3,500,000		3,839,080
Jacksonville Electric Authority,
Electric System Revenue, Refunding	5.00	10/1/28	705,000		794,591
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/25	1,530,000		1,757,266
Miami Beach,
Stormwater Revenue, Refunding	5.00	9/1/47	4,500,000		4,889,430
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,689,915
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000		3,355,470
Miami-Dade County Expressway
Authority,
Toll System Revenue	5.00	7/1/23	5,000,000		5,546,850
Miami-Dade County Expressway
Authority,
Toll System Revenue	5.00	7/1/39	5,000,000		5,554,400
Pinellas County Health Facilities
Authority,
Health System Revenue (BayCare
Health System Issue) (Insured; National
Public Finance Guarantee Corp.)
Auction-Based	2.63	11/15/23	875,000	[f]	875,000
Saint Johns County Industrial
Development Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	5.88	8/1/20	1,000,000	[a]	1,083,200
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/46	3,500,000		3,918,075
					70,155,152

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Georgia - 3.7%
Atlanta,
Airport General Revenue	5.00	1/1/20	3,000,000		3,148,380
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	1,640,000	[a]	1,736,990
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,750,000		2,014,933
Fulton County Development Authority,
Hospital Revenue (Wellstar Health
Systems)	5.00	4/1/34	2,800,000		3,180,100
Fulton County Development Authority,
Hospital Revenue (Wellstar Health
Systems)	5.00	4/1/36	1,000,000		1,126,740
Main Street Natural Gas Incorporated,
Gas Supply Revenue, 1 Month LIBOR +
.75%	2.03	9/1/23	10,250,000	[b]	10,203,977
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	4.00	1/1/21	5,000,000		5,222,750
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	4,000,000		4,277,800
Private Colleges and Universities,
Revenue (Emory University)	5.00	10/1/43	5,200,000		5,775,692
					36,687,362
Illinois - 10.7%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.25	1/1/31	7,500,000		8,331,375
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	7,300,000		8,132,930
Chicago,
Second Lien Water Revenue	5.00	11/1/25	2,940,000		3,334,195
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,000,000		1,129,390
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,455,000		1,608,284
Chicago Board of Education,
GO (Insured; Assured Guaranty
Municipal Corporation)	5.00	12/1/29	2,000,000		2,272,820
Chicago Park District,
Limited Tax GO (Insured; Build America
Mutual Assurance Company)	5.00	1/1/29	2,895,000		3,191,709
Cook County,
Sales Tax Revenue, Refunding	5.00	11/15/36	5,000,000		5,728,700
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Bonds	5.00	12/1/24	3,000,000		3,446,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Illinois - 10.7% (continued)
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	3,000,000		3,303,180
Illinois,
Sales Tax Revenue	5.00	6/15/24	4,270,000		4,731,160
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/31	9,155,000		10,123,141
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00	11/15/45	1,500,000		1,640,190
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	3,250,000		3,629,503
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/34	3,000,000		3,330,000
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	3,900,000		4,390,932
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/36	4,000,000		4,523,920
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/42	3,500,000		3,622,465
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	11,500,000	[e]	2,135,895
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	4,800,000		4,949,952
Railsplitter Tobacco Settlement
Authority,
Revenue	5.00	6/1/26	4,285,000		4,939,277
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue
(Prerefunded)	6.00	6/1/21	6,100,000	[a]	6,806,990
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/27	7,500,000		8,228,925
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	2,500,000		2,712,400
					106,244,183

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Indiana - 3.7%
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project) (Green Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/28	1,150,000	1,345,052
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project) (Green Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/29	1,225,000	1,424,834
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project) (Green Bonds)
(Insured; National Public Finance
Guarantee Corp.)	5.00	10/1/30	1,750,000	2,032,660
Indiana Finance Authority,
Hospital Revenue (Community Health
Network)	5.00	5/1/42	10,000,000	10,853,900
Indiana Health Facility Financing
Authority,
Revenue (Ascension Health Credit
Group)	5.00	11/15/36	3,890,000	4,383,602
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	3,765,000	4,333,402
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	7,500,000	8,626,500
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000	3,741,156
				36,741,106
Iowa - .9%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/33	5,105,000	5,723,624
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/23	2,500,000	2,840,800
				8,564,424
Kentucky - 1.8%
Kentucky Economic Development
Finance Authority,
Revenue, Refunding (Louisville Arena
Project) (Insured; Assured Guaranty
Municipal Corporation)	5.00	12/1/47	3,500,000	3,808,980
Kentucky Public Energy Authority,
Gas Supply Revenue	4.00	4/1/24	9,000,000	9,636,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Kentucky - 1.8% (continued)
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	4,000,000		4,516,440
					17,961,900
Louisiana - 2.0%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.50	8/1/29	2,500,000		2,736,400
Louisiana Public Facilities Authority,
Hospital Revenue (Franciscan
Missionaries of Our Lady Health System
Project)	5.00	7/1/47	4,250,000		4,703,560
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	3,250,000		3,590,275
New Orleans Aviation Board,
Revenue (General Airport-N Terminal
Project)	5.00	1/1/48	3,500,000		3,969,105
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/35	4,745,000		5,144,434
					20,143,774
Maine - .1%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical
Center Issue)	7.50	7/1/32	1,250,000		1,398,388
Maryland - 2.9%
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/24	1,520,000		1,685,878
Howard County,
COP	8.15	2/15/20	605,000		669,015
Maryland Community Development
Administration Department of Housing
and Community Development,
Housing Revenue	5.95	7/1/23	710,000		711,186
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)
(Prerefunded)	5.75	6/1/20	1,000,000	[a]	1,077,140
Maryland Economic Development
Corporation,
LR (Maryland Public Health Laboratory
Project)	5.00	6/1/20	1,000,000		1,062,530

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Maryland - 2.9% (continued)
Maryland Economic Development
Corporation,
PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,579,650
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Goucher College Issue)	5.00	7/1/34	1,000,000		1,086,160
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Greater Baltimore Medical
Center Issue) (Prerefunded)	5.38	7/1/21	1,500,000	[a]	1,645,515
Maryland Health and Higher Educational
Facilities Authority,
Revenue (MedStar Health Issue)	5.00	8/15/38	1,000,000		1,110,240
Maryland Stadium Authority,
Baltimore City Public Schools
Construction and Revitalization
Program Revenue	5.00	5/1/23	3,000,000		3,394,710
Maryland Stadium Authority,
Revenue (Construction & Revitalization
Program)	5.00	5/1/38	4,450,000		5,174,682
Montgomery County,
Consolidated Public Improvement GO	5.00	12/1/24	5,250,000		6,145,125
Prince Georges County,
Special Obligation Revenue (National
Harbor Project)	5.20	7/1/34	2,800,000		2,809,940
					29,151,771
Massachusetts - 2.8%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/26	3,705,000		4,358,821
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	5,000,000		5,229,750
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/25	2,175,000		2,268,590
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/30	4,420,000		5,167,024
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/31	4,710,000		5,487,433
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/44	2,500,000		2,743,575

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Massachusetts - 2.8% (continued)
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/23	2,000,000		2,175,540
					27,430,733
Michigan - 4.5%
Brighton Area Schools,
GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/20	1,055,000	[e]	1,009,572
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	715,000		436,844
Detroit School District,
School Building and Site Improvement
Bonds (GO - Unlimited Tax) (Insured;
FGIC)	6.00	5/1/20	1,000,000		1,073,340
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/46	10,000,000		11,076,600
Karegnondi Water Authority,
Revenue	5.00	11/1/41	2,620,000		2,925,964
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		2,758,400
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,741,600
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/45	5,000,000		5,610,500
Michigan Finance Authority,
Hospital Revenue, Refunding (Trinity
Health Credit Group)	5.00	12/1/42	1,000,000		1,143,700
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,500,000		1,688,505
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	3,000,000		3,366,300
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/35	1,190,000		1,320,650

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Michigan - 4.5% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,520,000		1,693,006
Monroe County Economic Development
Corporation,
LOR (Detroit Edison Company Project)
(Insured; National Public Finance
Guarantee Corp.)	6.95	9/1/22	2,000,000		2,371,040
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/22	3,000,000		3,199,560
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/29	1,700,000		1,938,850
					44,354,431
Minnesota - 1.7%
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Insured; Assured
Guaranty Corp. )	6.50	11/15/38	2,525,000		2,580,449
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue	5.00	1/1/22	1,210,000		1,335,501
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue	5.00	1/1/26	1,000,000		1,093,940
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,620,050
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	4.50	11/15/21	1,000,000		1,082,170
Rochester,
Health Care Facilities Revenue (Mayo
Clinic)	5.00	11/15/38	1,000,000		1,060,750
Saint Louis Park,
Health Care Facilities Revenue (Park
Nicollet Health Services) (Prerefunded)	5.75	7/1/19	3,000,000	[a]	3,126,210
Southern Minnesota Municipal Power
Agency,
Power Supply System Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	1/1/25	4,505,000	[e]	3,764,468
					16,663,538

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Missouri - 1.1%
Missouri Health & Educational Facilities
Authority,
Health Facilities Revenue (St Lukes
Health Systems)	5.00	11/15/43	1,000,000	1,138,590
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000	3,402,000
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (SSM Health
Care)	5.00	6/1/29	4,000,000	4,449,640
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/31	2,000,000	2,258,660
				11,248,890
Nebraska - 1.2%
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/30	1,380,000	1,555,840
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/37	5,050,000	5,696,046
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/38	3,655,000	4,122,584
				11,374,470
Nevada - 1.7%
Clark County,
GO	5.00	11/1/38	8,410,000	9,399,521
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/22	3,910,000	4,253,728
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/42	2,500,000	2,726,100
				16,379,349
New Jersey - 3.4%
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	3,500,000	3,892,595
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	2,250,000	2,389,095

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New Jersey - 3.4% (continued)
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,400,000	1,543,262
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	4,000,000	4,391,080
New Jersey Health Care Facilities
Financing Authority,
Revenue (Virtua Health Issue)	5.00	7/1/29	1,000,000	1,116,640
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/36	5,000,000	5,627,800
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/46	3,000,000	3,296,970
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.25	6/1/46	10,595,000	11,937,386
				34,194,828
New York - 8.0%
Long Island Power Authority,
Electric System Revenue	5.00	9/1/32	1,000,000	1,168,250
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	2,500,000	2,907,075
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/51	5,000,000	5,321,700
New York City,
GO	5.00	4/1/23	2,055,000	2,274,474
New York City,
GO	5.00	8/1/24	2,930,000	3,295,430
New York City,
GO	5.00	3/1/25	3,300,000	3,778,467
New York City,
GO	5.00	8/1/25	3,510,000	3,896,942
New York City,
GO	5.00	8/1/25	2,500,000	2,835,600
New York City,
GO	5.00	4/1/27	3,000,000	3,300,660
New York City,
GO	5.00	8/1/28	1,000,000	1,036,730
New York City,
GO	5.00	10/1/36	2,500,000	2,711,450
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/37	5,340,000	6,069,764

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
New York - 8.0% (continued)
New York Counties Tobacco Trust V,
Revenue Tobacco Settlement Pass-
Through Bonds	0.00	6/1/50	9,000,000	[e]	1,148,490
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	4,000,000	[d]	4,253,280
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	2,500,000		3,143,050
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/31	6,590,000		7,538,696
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/43	9,000,000		9,894,600
New York State Thruway Authority,
General Revenue	5.00	1/1/27	2,000,000		2,275,380
New York State Urban Development
Corporation,
Personal Income Tax Revenue	5.00	3/15/31	4,215,000		4,725,268
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/39	5,000,000		5,659,350
TSASC,
Senior Tobacco Settlement Bonds	5.00	6/1/31	2,030,000		2,278,147
					79,512,803
North Carolina - 1.2%
Charlotte Airport,
Airport Revenue (Charlotte Douglas
International Airport)	5.00	7/1/42	3,000,000		3,483,870
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		1,777,594
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Insured; ACA)
(Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,138,070
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Vidant
Health)	5.00	6/1/32	3,050,000		3,448,574
North Caroline Turnpike Authority
Triangle Expressway System,
Revenue (Liquidity Facility; Assured
Guaranty Municipal)	5.00	1/1/29	1,775,000		2,059,089
					11,907,197

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Ohio - 3.3%
Allen County,
Hospital Facilities Revenue (Catholic
Health Partners)	5.00	5/1/42	5,000,000		5,377,550
American Municipal Power Inc.,
Revenue (American Municipal Power
Fremont Energy Center Project)	5.00	2/15/21	375,000		403,260
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	14,250,000	[e]	1,183,320
Butler County,
Hospital Facilities Revenue (Kettering
Health Network Obligated Group
Project)	6.38	4/1/36	2,000,000		2,220,440
Butler County,
Hospital Facilities Revenue (UC Health)
(Prerefunded)	5.50	11/1/20	2,410,000	[a]	2,610,271
Butler County,
Hospital Facilities Revenue (UC Health)
(Prerefunded)	5.50	11/1/20	1,090,000	[a]	1,181,931
Cleveland,
Airport System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/31	1,000,000		1,111,580
Cleveland-Cuyahoga County Port
Authority,
Cultural Facility Revenue (The
Cleveland Museum of Art Project)	5.00	10/1/22	2,500,000		2,675,975
Cuyahoga County Hospital,
Hospital Revenue (The Metrohealth
System)	5.25	2/15/47	2,000,000		2,153,060
Kent State University,
General Receipts Bonds (Insured;
Assured Guaranty Corp.)	5.00	5/1/25	140,000		144,029
Lucas County,
HR (ProMedica Healthcare Obligated
Group) (Prerefunded)	5.75	11/15/21	1,200,000	[a]	1,348,308
Miami University,
General Receipts Bonds	5.00	9/1/22	2,140,000		2,341,181
Ohio Higher Educational Facility
Commission,
Revenue (Case Western Reserve
University Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,549,374
Ohio State University,
General Receipts Bonds (Escrowed to
Maturity)	5.00	12/1/23	40,000		45,942
Ohio Turnpike and Infrastructure
Commission,
Junior Lien Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000		2,213,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Ohio - 3.3% (continued)
University of Akron,
General Receipts Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,570,605
University of Akron,
General Receipts Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,046,750
University of Toledo,
General Receipts Bonds (Prerefunded)	5.00	6/1/21	1,665,000	[a]	1,812,386
					32,989,222
Pennsylvania - 6.4%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		2,816,294
Berks County Industrial Development
Authority,
Health Systems Revenue, Refunding
(Tower Health Project)	5.00	11/1/47	3,600,000		4,017,348
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project)	5.00	11/15/46	1,750,000		1,935,238
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/31	1,250,000		1,429,613
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/32	3,500,000		4,002,915
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/46	9,185,000		10,340,197
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	5,000,000		5,583,050
Pennsylvania Industrial Development
Authority,
EDR (Prerefunded)	5.50	7/1/18	270,000	[a]	270,791
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue	5.00	12/1/26	3,750,000		4,369,650
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue	5.25	12/1/48	4,000,000		4,648,280
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/35	2,000,000		2,256,580
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/42	3,000,000		3,263,520
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/24	5,000,000		5,667,750

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Pennsylvania - 6.4% (continued)
Philadelphia Airport,
Revenue, Refunding	5.00	7/1/47	5,040,000	5,749,531
Philadelphia School District,
GO	5.00	9/1/35	3,500,000	3,918,075
Phildelphia School District,
GO	5.00	9/1/38	1,000,000	1,132,730
State Public School Building Authority,
School Lease Revenue (The School
District of Philadelphia Project)	5.00	4/1/27	2,235,000	2,395,294
				63,796,856
Rhode Island - .3%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/40	3,000,000	3,213,510
South Carolina - 1.1%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/36	2,500,000	2,618,050
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	7,500,000	8,015,175
				10,633,225
Texas - 9.6%
Austin,
Water & Waste Water Systems Revenue	5.00	11/15/43	8,100,000	8,933,571
Austin Convention Enterprises,
Convention Center Revenue (1st Tier-
Convention Center Hotel)	5.00	1/1/33	1,000,000	1,138,040
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/28	1,500,000	1,704,075
Dallas,
GO	5.00	2/15/26	3,235,000	3,603,369
Dallas,
GO, Refunding	5.00	2/15/30	2,000,000	2,239,080
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort Worth
International Airport)	5.00	11/1/35	3,000,000	3,187,920
Denton,
Utility System Revenue	5.00	12/1/27	2,780,000	3,271,532
Fort Bend Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/26	1,835,000	2,117,296
Harris County Cultural Education
Facilities Finance Corp.,
Thermal Utility Revenue, Refunding
(Teco Project)	5.00	11/15/30	1,275,000	1,511,066

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Texas - 9.6% (continued)
Harris County Cultural Education
Facilities Finance Corporation,
Medical Facilities Mortgage Revenue
(Baylor College of Medicine)	5.00	11/15/24	4,135,000	4,752,273
Lower Colorado River Authority,
Revenue	5.00	5/15/39	4,500,000	4,945,590
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/32	800,000	901,256
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/46	3,800,000	4,242,662
Lower Colorado River Authority,
Transmission Contract Revenue,
Refunding (LCRA Transmission
Services)	4.00	5/15/43	4,800,000	4,866,432
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/39	5,500,000	6,196,630
North Texas Tollway Authority,
Revenue, Refunding	5.00	1/1/38	1,925,000	2,102,177
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/38	5,815,000	6,423,830
Northside Independent School District,
GO (Insured; Texas Permanent School
Fund Guarantee Program)	5.00	8/15/43	7,000,000	7,768,390
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/26	6,095,000	7,188,382
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	5,000,000	5,447,450
San Antonio,
Electric and Gas Systems Revenue
(Escrowed to Maturity)	5.50	2/1/20	255,000	270,211
Socorro Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/27	3,705,000	4,314,473
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/45	2,500,000	2,798,625
Texas A&M University,
Financing Systems Revenue, Refunding	5.00	5/15/35	2,270,000	2,658,874
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	2,500,000	2,758,425
				95,341,629

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Utah - .6%
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/36	1,350,000		1,564,245
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/37	1,000,000		1,156,120
Utah Charter School Finance Authority,
Charter School Revenue	5.00	10/15/43	1,150,000		1,291,485
Utah County,
HR (Intermountain Health Care Health
Services, Inc.)	4.00	5/15/47	2,250,000		2,322,113
					6,333,963
Virginia - .7%
Chesterfield County Economic
Development Authority,
PCR (Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,031,080
Newport News,
GO General Improvement Bonds and
GO Water Bonds	5.25	7/1/22	1,000,000		1,125,730
Virginia Housing Development Authority,
Rental Housing Revenue	5.50	6/1/30	1,000,000		1,033,990
Washington County Industrial
Development Authority,
HR (Mountain States Health Alliance)
(Prerefunded)	7.75	1/1/19	2,000,000	[a]	2,064,200
Winchester Economic Development
Authority,
HR (Valley Health System Obligated
Group)	5.00	1/1/35	1,560,000		1,754,220
					7,009,220
Washington - 1.7%
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/28	2,000,000		2,328,280
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/35	3,000,000		3,346,320
Washington,
GO (Various Purpose)	5.00	7/1/27	5,000,000		5,861,450
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/42	5,000,000		5,470,550
					17,006,600
West Virginia - .5%
West Virginia University Board of
Governors,
University Improvement Revenue
(West Virginia University Projects)	5.00	10/1/36	4,500,000		4,843,215

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.4% (continued)
Wisconsin - 2.0%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/40	4,000,000		4,409,280
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/35	7,000,000		7,867,860
Wisconsin Health and Educational
Facilities Authority,
Revenue (Ascension Senior Credit
Group)	5.00	11/15/29	4,500,000		5,221,800
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,171,040
					19,669,980
U.S. Related - .5%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed
Bonds	0.00	5/15/50	12,500,000	[e]	1,280,375
Puerto Rico Highway and Transportation
Authority,
Transportation Revenue (Insured;
AMBAC Indemnity Corporation)	5.25	7/1/41	3,700,000		4,097,121
					5,377,496
Total Long-Term Municipal Investments
(cost $966,181,890)					987,740,228

Short-Term Municipal Investments - .2%
Ohio - .2%
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group) (Liquidity Facility;
Wells Fargo Bank)
(cost $1,700,000)	0.89	6/1/18	1,700,000	[g]	1,700,000

Total Investments (cost $967,881,890)	99.6%	989,440,228
Cash and Receivables (Net)	0.4%	3,924,674
Net Assets	100.0%	993,364,902

LIBOR—London Interbank Offered Rate

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Variable rate security—rate shown is the interest rate in effect at period end.
[c] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[d] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at
$6,086,230 or .61% of net assets.
[e] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[f] Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.
[g] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†		989,440,228	-	989,440,228

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2018, accumulated net unrealized appreciation on investments was $21,558,338, consisting of $29,356,173 gross unrealized appreciation and $7,797,835 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5%
Alabama - 2.2%
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/42	5,000,000	[a]	4,375,750
Arizona - 4.7%
Phoenix Industrial Development
Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,028,140
Phoenix Industrial Development
Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/45	1,500,000	[b]	1,543,125
Phoenix Industrial Development
Authority,
Education Facility Revenue (Legacy
Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,116,140
Phoenix Industrial Development
Authority,
Student Housing Revenue (Downtown
Phoenix Student Housing LLC-
University Project)	5.00	7/1/42	1,500,000		1,665,390
Pima County Industrial Development
Authority,
Education Revenue (American
Leadership Academy Project)	5.00	6/15/52	2,565,000	[b]	2,572,438
Tempe Industrial Development Authority,
Revenue (Mirabella at ASU Project)	6.13	10/1/52	1,400,000	[b]	1,459,920
					9,385,153
California - 7.3%
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue (Platinum
Triangle)	4.00	9/1/46	2,000,000		2,022,320
California County Tobacco Securitization
Agency,
Tobacco Settlement Revenue	0.00	6/1/46	12,500,000	[c]	1,807,125
California Statewide Communities
Development Authority,
Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,169,127
California Statewide Communities
Development Authority,
Revenue (California Baptist University)	6.38	11/1/43	2,000,000		2,309,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
California - 7.3% (continued)
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/36	2,000,000	[b]	2,162,640
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/33	2,720,000		2,733,600
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	1,500,000		1,685,100
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
(Capital Appreciation-2nd Sub-Asset
Backed C)	0.00	6/1/45	6,370,000	[c]	689,361
					14,579,033
Colorado - 4.6%
Belleview Station Metropolitan District
Number 2,
GO	5.00	12/1/36	1,000,000		1,023,350
Colorado Bridge Enterprise,
Revenue (Central 70 Project)	4.00	6/30/51	1,500,000		1,501,140
Colorado High Performance
Transportation Enterprise,
Revenue (C-470 Express Lanes)	5.00	12/31/51	1,500,000		1,627,425
Denver City and County Special Facilities,
Airport Revenue (United Airlines
Project)	5.00	10/1/32	2,500,000		2,702,075
Dominion Water and Sanitation District,
Tap Fee Revenue	6.00	12/1/46	1,300,000		1,364,935
Sterling Ranch Community Authority,
Board Supported Revenue	5.00	12/1/47	1,000,000		1,016,800
					9,235,725
Connecticut - 1.6%
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)	5.50	4/1/21	1,500,000		1,632,660
Harbor Point Infrastructure Improvement
District,
Special Obligation Revenue, Refunding
(Harbor Point Project)	5.00	4/1/39	1,500,000	[b]	1,608,180
					3,240,840
District of Columbia - 1.0%
District of Columbia,
Revenue (Ingleside Rock Creek Project)	5.00	7/1/52	2,000,000		2,076,780

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Florida - 2.0%
Cape Coral Health Facilities Authority,
Senior Housing Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,000,000	[b]	1,080,600
Davie,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.63	4/1/43	1,000,000		1,105,220
Florida Development Finance
Corporation,
Educational Facilities Revenue (Miami
Arts Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,199,275
Village Community Development District
Number 10,
Special Assessment Revenue	6.00	5/1/44	600,000		696,720
					4,081,815
Georgia - 2.3%
Burke County Development Authority,
Pollution Control Revenue, Refunding
(Oglethorpe Power Corp-Vogtle)	4.13	11/1/45	2,500,000		2,530,725
Gainesville & Hall County Development
Authority,
Educational Facilities Revenue	5.00	3/1/47	1,000,000		1,052,730
Marietta Development Authority,
Revenue (University Facilities-Life
University)	5.00	11/1/47	1,000,000	[b]	1,053,660
					4,637,115
Illinois - 9.6%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/34	1,000,000		1,100,340
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.63	1/1/35	210,000		227,084
Chicago,
GO (Project and Refunding Series)	6.00	1/1/38	1,000,000		1,128,460
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/39	1,000,000		1,075,830
Chicago Board of Education,
GO	5.00	12/1/33	1,000,000		1,028,800
Chicago Board of Education,
GO	5.00	12/1/36	2,000,000		2,059,400
Illinois,
GO	5.00	11/1/28	3,500,000		3,740,905
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	1,000,000		1,116,770

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Illinois - 9.6% (continued)
Illinois Finance Authority,
Revenue, Refunding (Rosalind Franklin
University of Medicine & Science)	5.00	8/1/36	1,075,000		1,187,950
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	0.00	12/15/51	20,245,000	[c]	3,760,104
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.50	4/1/31	1,000,000		1,080,730
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	1,500,000		1,627,440
					19,133,813
Indiana - 1.2%
Indiana Finance Authority,
Midwestern Disaster Relief Revenue
(Ohio Valley Electric Corporation
Project)	5.00	6/1/39	1,750,000		1,761,287
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	500,000		575,100
					2,336,387
Iowa - 1.8%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	2,500,000		2,678,150
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed
Bonds	5.60	6/1/34	1,000,000		1,009,720
					3,687,870
Kentucky - .4%
Paducah Electric Plant Board,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/35	750,000		834,615
Louisiana - 2.9%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue, Refunding (Westlake
Chemical Corporation Project)	3.50	11/1/32	2,000,000		1,982,060
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000		1,114,060
New Orleans,
Water Revenue	5.00	12/1/40	1,000,000		1,104,340
New Orleans Aviation Board,
Revenue (General Airport-N Terminal
Project)	5.00	1/1/48	1,500,000		1,671,270
					5,871,730

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Maine - .8%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical
Center Issue)	7.50	7/1/32	1,500,000		1,678,065
Maryland - .5%
Maryland Economic Development
Corporation,
Student Housing Revenue (Townson
University Project)	5.00	7/1/37	1,000,000		1,061,330
Massachusetts - .8%
Massachusetts Development Finance
Agency,
Revenue, Refunding (NewBridge
Charles)	5.00	10/1/57	1,500,000	[b]	1,586,970
Michigan - 3.8%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	1,000,000		1,058,310
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/45	2,380,000		2,681,760
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	1,000,000		1,122,100
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/34	1,000,000		1,101,160
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	500,000		547,295
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,200,000		1,183,176
					7,693,801
Missouri - 3.5%
Missouri Health and Educational Facilities
Authority,
Revenue (Lutheran Senior Services
Projects)	5.00	2/1/46	1,000,000		1,080,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Missouri - 3.5% (continued)
Missouri Health and Educational Facilities
Authority,
Senior Living Facilities Revenue
(Lutheran Senior Services Projects)	5.00	2/1/36	1,000,000		1,088,050
Saint Louis County Industrial
Development Authority,
Tax Increase Financing Revenue (Saint
Louis Innovation District Project)	4.38	5/15/36	2,200,000		2,205,104
Saint Louis Industrial Development
Authority,
Financing Revenue, Refunding
(Ballpark Village Development Project)	4.75	11/15/47	2,500,000		2,584,300
					6,957,874
Nevada - .8%
Director of Nevada Department of
Business and Industrial Development,
Revenue, Ser. A (Somerset Academy)	5.00	12/15/48	1,500,000	[b]	1,547,430
New Jersey - 6.6%
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	1,000,000		1,112,170
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	1,250,000		1,350,488
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,086,730
New Jersey Educational Facilities
Authority,
Revenue (Stockton University Issue)	5.00	7/1/41	1,000,000		1,087,090
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. B	5.00	6/1/46	6,500,000		6,992,180
South Jersey Port Subordinated Marine
Terminal,
Revenue	5.00	1/1/42	1,500,000		1,639,530
					13,268,188
New Mexico - 1.2%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,369,554
New York - 9.2%
New York Counties Tobacco Trust V,
Revenue	0.00	6/1/55	75,000,000	[c]	4,791,000
New York Counties Tobacco Trust V,
Revenue (Tobacco Settlement Pass-
Through Bonds)	0.00	6/1/50	20,000,000	[c]	2,552,200

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New York - 9.2% (continued)
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	2,500,000	[b]	2,658,300
New York Transportation Development
Corporation,
Special Facility Revenue (Delta Air
Lines-Laguardia Airport Terminals)	5.00	1/1/34	1,000,000		1,128,060
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	2,000,000		2,170,820
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,000,000	[b]	1,000,680
TSASC, Inc. of New York,
Tobacco Settlement Subordinate Bonds	5.00	6/1/48	4,000,000		4,116,720
					18,417,780
Ohio - 5.2%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	58,000,000	[c]	4,816,320
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.50	6/1/47	2,100,000		2,125,284
Centerville,
Health Care Revenue (Graceworks
Lutheran Services)	5.25	11/1/47	1,200,000		1,272,144
Cuyahoga County Hospital,
Hospital Revenue (The Metrohealth
System)	5.00	2/15/57	1,000,000		1,049,540
Hamilton County,
Healthcare Improvement Revenue (Life
Enriching Communities Project)	5.00	1/1/51	1,000,000		1,067,460
					10,330,748
Oklahoma - 1.4%
Oklahoma Development Finance
Authority,
Health Systems Revenue (OU Medicine
Project)	5.25	8/15/48	1,500,000		1,689,120
Tulsa County Industrial Authority,
Senior Living Community Revenue
(Montereau Inc. Project)	5.25	11/15/37	1,000,000		1,112,520
					2,801,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Oregon - 1.3%
Clackamas County Hospital Facility
Authority,
Revenue, Refunding (Senior Living-
Willamette View Project)	5.00	11/15/47	1,500,000		1,621,920
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue (Pelton Round
Butte Project)	6.38	11/1/33	1,000,000		1,044,330
					2,666,250
Pennsylvania - 5.3%
Allentown Neighborhood Improvement
Zone Development Authority,
Tax Revenue (City Center Project)	5.00	5/1/42	1,250,000	[b]	1,354,575
Crawford County Hospital Authority,
HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,043,140
Lancaster County Hospital Authority,
Revenue (Brethren Village Project)	5.25	7/1/41	1,000,000		1,097,510
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	2,500,000		2,791,525
Pennsylvania Economic Development
Financing Authority,
Sewage Sludge Disposal Revenue
(Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,051,340
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/36	1,000,000		1,126,150
Tender Option Bond Trust Receipts
(Series 2016-XM0373), 6/1/41,
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/41	2,000,000	[b,d,e]	2,128,250
					10,592,490
South Carolina - .8%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.25	12/1/55	1,400,000		1,525,552
Tennessee - .8%
Metropolitan Government of Nashville
and Davidson County,
Health and Educational Facilities Board,
Revenue (Vanderbilt University
Medical Center)	5.00	7/1/46	1,500,000		1,670,430
Texas - 9.0%
Arlington Higher Education Finance
Corporation,
Revenue (Uplift Education)	5.00	12/1/46	1,100,000		1,190,882

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Texas - 9.0% (continued)
Austin Convention Enterprises,
Convention Center Revenue (1st Tier-
Convention Center Hotel)	5.00	1/1/32	1,000,000		1,111,830
Central Texas Regional Mobility
Authority,
Senior Lien Revenue	5.00	1/1/45	1,000,000		1,091,300
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	1,500,000		1,553,430
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	4.50	12/1/44	1,500,000		1,533,030
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	1,937,600
Houston,
Airport System Special Facilities
Revenue (Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,647,870
New Hope Cultural Education Facilities
Finance Corporation,
Retirement Facility Revenue
(Westminster Project)	5.00	11/1/40	1,000,000		1,091,150
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station
Properties LLC - Texas A&M University
Project)	5.00	7/1/35	1,750,000		1,470,717
Tarrant County Cultural Education
Facilities Finance Corporation,
Retirement Facility Revenue (Air Force
Villages Obligated Group Project)	5.00	5/15/37	1,500,000		1,578,270
Tarrant County Cultural Education
Facilities Finance Corporation,
Retirement Facility Revenue
(Buckingham Senior Living Community,
Inc. Project)	5.25	11/15/35	1,000,000		1,018,470
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, LLC State
Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,081,050
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, State Highway
288 Toll Lanes Project)	5.00	12/31/50	1,000,000		1,083,110

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Texas - 9.0% (continued)
Texas Public Finance Authority Charter
School Finance Corporation,
Education Revenue (Burnham Wood
Charter School Project)	6.25	9/1/36	565,000		566,277
					17,954,986
Virginia - 3.0%
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue (Brandermill Woods Project)	5.13	1/1/43	155,000		160,281
Fairfax County Economic Development
Authority,
Residential Care Facilities Mortgage
Revenue (Goodwin House, Inc.)	5.00	10/1/42	1,750,000		1,943,760
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project)	5.00	7/1/45	1,000,000	[b]	1,057,880
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project) (Green
Bonds)	5.00	7/1/45	500,000	[b]	528,950
Virginia Small Business Financing
Authority,
Private Activity Revenue (Transform 66
P3 Project)	5.00	12/31/52	1,400,000		1,538,012
Virginia Small Business Financing
Authority,
Solid Waste Disposal Facility Revenue
(Covanta Project)	5.00	7/1/38	750,000	[b,d]	764,753
					5,993,636
Washington - 1.5%
Washington Housing Finance
Commission,
Nonprofit Housing Revenue
(Presbyterian Retirement Communities
Northwest Projects)	5.00	1/1/46	2,800,000	[b]	2,951,564
Wisconsin - .3%
Public Finance Authority,
Senior Living Revenue (Mary's Woods
At Marylhurst Project)	5.25	5/15/37	625,000	[b]	689,488
U.S. Related - 1.1%
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,000,000		1,040,430

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
U.S. Related - 1.1% (continued)
Puerto Rico Highway & Transportation
Authority,
Highway Revenue (Insured; Assured
Guaranty Municipal Corporation)	5.25	7/1/34	1,000,000	1,111,940
				2,152,370
Total Long-Term Municipal Investments
(cost $189,392,378)				197,386,772

Short-Term Municipal Investments - 1.5%
Texas - 1.5%
Harris County Industrial Development
Corporation,
SWDR (Exxon Project)
(cost $3,000,000)	0.97	6/1/18	3,000,000 [f]	3,000,000
Total Investments (cost $192,392,378)			100.0%	200,386,772
Cash and Receivables (Net)			0.0%	78,715
Net Assets			100.0%	200,465,487

[a] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at
$31,092,958 or 15.51% of net assets.
[c] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[d] Variable rate security—rate shown is the interest rate in effect at period end.
[e] Collateral for floating rate borrowings.
[f] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†		200,386,772		200,386,772
Liabilities ($)
Floating Rate
Notes††		(1,500,000)		(1,500,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2018, accumulated net unrealized appreciation on investments was $7,994,394, consisting of $9,539,458 gross unrealized appreciation and $1,545,064 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 23, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)